Segmented Information	9 Months Ended
Aug. 31, 2018
Segment Reporting [Abstract]
Segmented Information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

		Three months ended		Nine months ended
	August 31, 2018	August 31, 2017	August 31, 2018	August 31, 2017
	$	$	$	$

Revenue
Canada	-	-	-	-
United States	413,555	1,189,739	1,325,040	4,426,617
	413,555	1,189,739	1,325,040	4,426,617

			August 31, 2018	November 30, 2017
			$	$
Total assets
Canada			5,633,986	7,396,781

Total property and equipment
Canada			2,909,927	3,267,551